Goodwill - Impairment testing (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Jan. 26, 2018	Jul. 25, 2017	Sep. 30, 2014
Impairment Testing
Length of cash flow projections used in assumptions and calculations of impairment	5 years	5 years
Term of the government bonds	30 years
Stock market capitalization | €	€ 18,831	€ 13,978
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Impairment Testing
Percentage of voting equity interests acquired				40.00%	50.00%
Goetech, LLC. ("MedKeeper")
Impairment Testing
Percentage of voting equity interests acquired			51.00%
Grifols Diagnostics Solutions, Inc.
Impairment Testing
Percentage of voting equity interests acquired	45.00%
Bioscience
Impairment Testing
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	8.80%	8.90%
Diagnostic
Impairment Testing
Perpetual growth rate		2.00%
Pre-tax discount rate		9.40%
EBITDA multiple | item	14.5
Hospital
Impairment Testing
Perpetual growth rate	1.50%	1.50%
Pre-tax discount rate	10.80%	13.10%